Other accounts receivable, net	12 Months Ended
Dec. 31, 2025
Other Accounts Receivable Net
Other accounts receivable, net

8. Other accounts receivable, net

An analysis of other accounts receivable, net as of December 31, 2025 and 2024, is detailed below:

	2025		2024
Current:
Credit cards	US$	40,272	US$	34,756
Benefits from suppliers		34,582		22,640
Other accounts receivable		8,127		3,979
Affinity credit card		6,794		5,460
Other points of sales		6,623		946
Cargo clients		5,473		4,453
Employees		1,053		562
Airport services		571		800
Travel agencies and insurance commissions		63		599
Marketing services		34		119
Insurance in recovery process		22		2,349
		103,614		76,663
Allowance for expected credit losses		(555)		(628)
	US$	103,059	US$	76,035

The aging of accounts receivable is as follows:

Days	2025 Impaired		2025 Not impaired		Total 2025		2024 Impaired		2024 Not impaired		Total 2024
0–30	US$	300	US$	68,374	US$	68,674	US$	459	US$	57,657	US$	58,116
31–60		—		8,769		8,769		—		6,030		6,030
61–90		—		18,515		18,515		—		5,861		5,861
91-120		255		7,401		7,656		169		6,487		6,656
	US$	555	US$	103,059	US$	103,614	US$	628	US$	76,035	US$	76,663

The movement in the allowance for expected credit losses from December 31, 2023 to December 31, 2025 is as follows:

Balance as of December 31, 2023	US$	(877)
Write-offs		1,067
Increase in allowance		(818)
Balance as of December 31, 2024		(628)
Write-offs		942
Increase in allowance		(869)
Balance as of December 31, 2025	US$	(555)

The allowance for expected credit losses on accounts receivable is established in accordance with the approach disclosed at Note 1f) ii).